Investment Securities -- Cost/Amoritized, Unrealized Gains/Losses & FV on AFS Investment Securities (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
minimum disclosure of Unrealized losses on certain available-for-sale securities	$ 1,000,000	$ 1,000,000
Cost/ Amortized Cost	1,739,000,000		$ 1,751,000,000
Unrealized Gains	18,000,000		5,000,000
Unrealized Losses	(15,000,000)		(27,000,000)
Fair Value	1,742,000,000		1,729,000,000
Interest in a limited partnership	1,000,000		1,000,000
Other than temporary impairment, non-credit losses on AFS securities, less than	1,000,000		1,000,000
Bonds:
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,699,000,000		1,712,000,000
Unrealized Gains	17,000,000		5,000,000
Unrealized Losses	(13,000,000)		(26,000,000)
Fair Value	1,703,000,000		1,691,000,000
U.S. government and government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	105,000,000		112,000,000
Unrealized Gains	1,000,000
Unrealized Losses	0		(1,000,000)
Fair Value	106,000,000		111,000,000
Obligations of states, municipalities, and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	142,000,000		140,000,000
Unrealized Gains	2,000,000		1,000,000
Unrealized Losses	0		(1,000,000)
Fair Value	144,000,000		140,000,000
Non-U.S. government and government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	121,000,000		126,000,000
Unrealized Gains	1,000,000		1,000,000
Unrealized Losses			(1,000,000)
Fair Value	122,000,000		126,000,000
Corporate debt
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,043,000,000		1,018,000,000
Unrealized Gains	11,000,000		3,000,000
Unrealized Losses	(12,000,000)		(22,000,000)
Fair Value	1,042,000,000		999,000,000
Residential mortgage-backed securities (“RMBS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	118,000,000		128,000,000
Unrealized Gains	1,000,000
Unrealized Losses	(1,000,000)		0
Fair Value	118,000,000		128,000,000
Commercial mortgage-backed securities (“CMBS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	115,000,000		117,000,000
Unrealized Gains	1,000,000		0
Unrealized Losses	0		(1,000,000)
Fair Value	116,000,000		116,000,000
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	55,000,000		71,000,000
Unrealized Gains	0		0
Unrealized Losses	0		0
Fair Value	55,000,000		71,000,000
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	14,000,000		14,000,000
Unrealized Gains	0		0
Unrealized Losses	(1,000,000)		(1,000,000)
Fair Value	13,000,000		13,000,000
Common Stock
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	24,000,000		23,000,000
Unrealized Gains	1,000,000		0
Unrealized Losses	(1,000,000)		0
Fair Value	24,000,000		23,000,000
Other Long-term Investments
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	2,000,000		2,000,000
Unrealized Gains	0		0
Unrealized Losses	0		0
Fair Value	$ 2,000,000		$ 2,000,000